Income Taxes - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 01, 2019	Dec. 31, 2016
Income Taxes Summary [Line Items]
Deferred tax assets, valuation allowance, increase (decrease)		$ 206
Change in valuation allowance		200
Net operating loss carryforwards		1,971	$ 2,737
Deferred tax assets		2,449	3,231
Deferred tax assets, valuation allowance		1,805	2,011
Income tax benefit		(331)	(10)	$ 2
Unrecognized tax benefits		74	79	106		$ 202
Unrecognized tax benefits, liabilities with taxing authorities		32	0	$ 100
Uncertain tax positions that would impact effective tax rate		29
Unrecognized tax benefits, accrued liabilities			20
Federal
Income Taxes Summary [Line Items]
NOL carryforward		7,582
Net operating loss carryforwards		1,592
State and local
Income Taxes Summary [Line Items]
NOL carryforward		6,844
Net operating loss carryforwards		379
Unrecognized tax benefits, receivables with taxing authorities		29	29
Unrecognized tax benefits, liabilities with taxing authorities			$ 32
Wildhorse resource development corporation
Income Taxes Summary [Line Items]
Deferred tax liabilities					$ 314
Income tax benefit	$ 314
Deferred tax liability, plant, property and equipment and prepaid compensation	401
Deferred tax assets, operating loss carryforward, limitations		61
Wildhorse resource development corporation | Federal
Income Taxes Summary [Line Items]
Net operating loss carryforwards	$ 87
Income tax expense (benefit)
Income Taxes Summary [Line Items]
Change in valuation allowance		$ 200